Debt - Summary of Estimated Future Contract Payments (Detail) - 12 months ended Dec. 31, 2021 $ in Thousands, $ in Thousands	MXN ($)	USD ($)
Disclosure Of Estimated Future Contract Payments [line items]
Total	$ 428,799	$ 20,635
Floating Production Storage And Offloading [member]
Disclosure Of Estimated Future Contract Payments [line items]
2022	445,299	21,437
Less accrued interest	$ 16,500	$ 802